Lease Arrangements (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Leased Assets [Line Items]
Capital Lease Obligations	$ 0.0	$ 0.0
Maximum [Member]
Operating Leased Assets [Line Items]
Lease arrangements, remaining terms of leases under operating lease	11 years